Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$64,483	$-	$64,483
Government agency issued MBS	-	258,899	-	258,899
Government agency issued CMO	-	99,260	-	99,260
Other U.S. government agencies	-	83,740	-	83,740
States and municipalities	-	32,729	-	32,729
Corporate and other debt	-	331,709	5	331,714
Equity, mutual funds, and other	-	6,253	-	6,253
Total trading securities - fixed income	-	877,073	5	877,078
Trading securities - mortgage banking	-	-	4,372	4,372
Loans held-for-sale	-	-	27,418	27,418
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	1,573,611	-	1,573,611
Government agency issued CMO	-	2,169,683	-	2,169,683
Other U.S. government agencies	-	102	-	102
States and municipalities	-	-	1,500	1,500
Equity, mutual funds, and other	26,434	-	-	26,434
Total securities available-for-sale	26,434	3,743,496	1,500	3,771,430
Other assets:
Mortgage servicing rights	-	-	1,841	1,841
Deferred compensation assets	29,399	-	-	29,399
Derivatives, forwards and futures	4,361	-	-	4,361
Derivatives, interest rate contracts	-	99,855	-	99,855
Derivatives, other	-	149	-	149
Total other assets	33,760	100,004	1,841	135,605
Total assets	$60,194	$4,720,573	$35,136	$4,815,903
Trading liabilities - fixed income:
U.S. treasuries	$-	$284,275	$-	$284,275
Corporate and other debt	-	281,744	-	281,744
Total trading liabilities - fixed income	-	566,019	-	566,019
Other liabilities:
Derivatives, forwards and futures	3,527	-	-	3,527
Derivatives, interest rate contracts	-	100,002	-	100,002
Derivatives, other	-	-	4,810	4,810
Total other liabilities	3,527	100,002	4,810	108,339
Total liabilities	$3,527	$666,021	$4,810	$674,358

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$115,908	$-	$115,908
Government agency issued MBS	-	330,443	-	330,443
Government agency issued CMO	-	188,632	-	188,632
Other U.S. government agencies	-	127,263	-	127,263
States and municipalities	-	54,647	-	54,647
Trading Loans	-	15,088	-	15,088
Corporate and other debt	-	354,178	5	354,183
Equity, mutual funds, and other	-	2,590	-	2,590
Total trading securities - fixed income	-	1,188,749	5	1,188,754
Trading securities - mortgage banking	-	-	5,637	5,637
Loans held-for-sale	-	-	27,910	27,910
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	751,165	-	751,165
Government agency issued CMO	-	2,611,266	-	2,611,266
Other U.S. government agencies	-	-	1,807	1,807
States and municipalities	-	8,705	1,500	10,205
Equity, mutual funds, and other	26,264	-	-	26,264
Total securities available-for-sale	26,264	3,371,236	3,307	3,400,807
Other assets:
Mortgage servicing rights	-	-	2,517	2,517
Deferred compensation assets	25,665	-	-	25,665
Derivatives, forwards and futures	2,345	-	-	2,345
Derivatives, interest rate contracts	-	131,631	-	131,631
Derivatives, other	-	112	-	112
Total other assets	28,010	131,743	2,517	162,270
Total assets	$54,274	$4,691,728	$39,376	$4,785,378
Trading liabilities - fixed income:
U.S. treasuries	$-	$286,016	$-	$286,016
Other U.S. government agencies	-	1,958	-	1,958
Corporate and other debt	-	306,340	-	306,340
Total trading liabilities - fixed income	-	594,314	-	594,314
Other liabilities:
Derivatives, forwards and futures	2,035	-	-	2,035
Derivatives, interest rate contracts	-	111,964	-	111,964
Derivatives, other	-	-	5,240	5,240
Total other liabilities	2,035	111,964	5,240	119,239
Total liabilities	$2,035	$706,278	$5,240	$713,553

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2015, 2014, and 2013, on a recurring basis are summarized as follows:

	Year Ended December 31, 2015
					Securities	Mortgage
	Trading		Loans held-		available-	servicing	Net derivative
(Dollars in thousands)	securities		for-sale		for-sale	rights, net	liabilities
Balance on January 1, 2015	$5,642		$27,910		$3,307	$2,517	$(5,240)
Total net gains/(losses) included in:
Net income	369		2,765		(47)	-	(775)
Other comprehensive income / (loss)	-		-		-	-	-
Purchases	-		3,116		-	-	-
Issuances	-		-		-	-	-
Sales	-		-		(1,760)	-	-
Settlements	(1,634)		(4,462)		-	(676)	1,205
Net transfers into/(out of) Level 3	-		(1,911)	(b)	-	-	-
Balance on December 31, 2015	$4,377		$27,418		$1,500	$1,841	$(4,810)
Net unrealized gains/(losses) included in net income	$369	(a)	$2,765	(a)	$-	$-	$(775)	(c)

	Year Ended December 31, 2014
					Securities available-for-sale		Mortgage
	Trading		Loans held-		Investment	Venture	servicing		Net derivative
(Dollars in thousands)	securities		for-sale		portfolio	Capital	rights, net		liabilities
Balance on January 1, 2014	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)
Total net gains/(losses) included in:
Net income	149		52,494		-	(2,995)	1,248		(5,981)
Other comprehensive income /(loss)	-		-		(64)	-	-		-
Purchases	1,559		5,654		-	-	-		-
Issuances	-		-		-	-	-		-
Sales	(1,715)		(236,975)		-	(5)	(70,204)		-
Settlements	(1,551)		(19,806)		(455)	(1,300)	(1,320)		3,656
Net transfers into/(out of) Level 3	-		(3,913)	(b)	-	-	-		-
Balance on December 31, 2014	$5,642		$27,910		$3,307	$-	$2,517		$(5,240)
Net unrealized gains/(losses) included in net income	$225	(a)	$1,991	(a)	$-	$-	$43	(a)	$(5,981)	(c)

	Year Ended December 31, 2013
					Securities available-for-sale		Mortgage				Other
	Trading		Loans held-		Investment	Venture	servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital	rights, net		liabilities		borrowings
Balance on January 1, 2013	$17,992		$221,094		$5,253	$4,300	$114,311		$(2,175)		$(11,156)
Total net gains/(losses) included in:
Net income	5,028		(4,387)		-	-	20,182		(2,013)		(3)
Other comprehensive income/(loss)	-		-		(114)	-	-		-		-
Purchases	-		69,929		-	-	-		-		-
Issuances	-		-		-	-	-		-		-
Sales	(7,784)		-		-	-	(39,633)		-		11,159
Settlements	(8,036)		(40,369)		(1,313)	-	(22,067)		1,273		-
Net transfers into/(out of) Level 3	-		(15,811)	(b)	-	-	-		-		-
Balance on December 31, 2013	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)		$-
Net unrealized gains/(losses) included in net income	$1,237	(a)	$(4,387)	(a)	$-	$-	$17,394	(a)	$2,013	(c)	$-

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.

Nonrecurring Fair Value Measurements

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2015, 2014, and 2013, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Year Ended
	Carrying value at December 31, 2015				December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - first mortgages	-	-	729	729	57
Loans, net of unearned income (a)	-	-	27,026	27,026	4,087
Real estate acquired by foreclosure (b)	-	-	24,977	24,977	(2,868)
Other assets (c)	-	-	24,577	24,577	(4,582)
					$(3,306)

					Year Ended
	Carrying value at December 31, 2014				December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$3,322	$-	$3,322	$46
Loans held-for-sale - first mortgages	-	-	846	846	(470)
Loans, net of unearned income (a)	-	-	40,531	40,531	(801)
Real estate acquired by foreclosure (b)	-	-	30,430	30,430	(3,465)
Other assets (c)	-	-	28,660	28,660	(2,087)
					$(6,777)

					Year Ended
	Carrying value at December 31, 2013				December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$6,185	$-	$6,185	$(122)
Loans held-for-sale - first mortgages	-	-	9,457	9,457	139
Loans, net of unearned income (a)	-	-	62,839	62,839	(3,109)
Real estate acquired by foreclosure (b)	-	-	45,753	45,753	(4,987)
Other assets (c)	-	-	30,810	30,810	(2,021)
					$(10,100)

Certain previously reported amounts have been reclassified to agree with current presentation.

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses. Gains in 2015 are due to recoveries of previously charged-off amounts.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2015 and 2014:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2015	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$4,372	Discounted cash flow	Prepayment speeds	42% - 43%
			Discount rate	6% - 63%
Loans held-for-sale - residential real estate	28,147	Discounted cash flow	Prepayment speeds - First mortgage	2% - 20%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure losses	45% - 55%
			Loss severity trends - First mortgage	10% - 70% of UPB
			Loss severity trends - HELOC	35% - 100% of UPB
			Draw rate - HELOC	2% - 12%
Derivative liabilities, other	4,810	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.4 billion
			Probability of resolution scenarios	5% - 25%
			Time until resolution	6 - 42 months
Loans, net of unearned income (a)	27,026	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	24,977	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	24,577	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2014	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$5,637	Discounted cash flow	Prepayment speeds	41% - 46%
			Discount rate	8% - 56%
Loans held-for-sale - residential real estate	28,756	Discounted cash flow	Prepayment speeds - First mortgage	2% - 12%
			Prepayment speeds - HELOC	5% - 15%
			Foreclosure Losses	50% - 60%
			Loss severity trends - First mortgage	10% - 70% of UPB
			Loss severity trends - HELOC	45% - 100% of UPB
			Draw Rate - HELOC	5% - 12%
Derivative liabilities, other	5,240	Discounted cash flow	Visa covered litigation resolution amount	$4.8 billion - $5.6 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	12 - 48 months
Loans, net of unearned income (a)	40,531	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction Values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	30,430	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	28,660	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2015
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$27,418	$41,881	$(14,463)
Nonaccrual loans	7,702	14,807	(7,105)
Loans 90 days or more past due and still accruing	2,181	3,004	(823)

	December 31, 2014
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$27,910	$43,822	$(15,912)
Nonaccrual loans	7,430	14,316	(6,886)
Loans 90 days or more past due and still accruing	2,587	4,000	(1,413)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended
	December 31
(Dollars in thousands)	2015	2014	2013
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$2,765	$52,494	$(4,387)
Other short-term borrowings	-	-	(3)

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded loan commitments and stand by and other commitments as of December 31, 2015 and 2014.

	December 31, 2015
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$10,362,753	$-	$-	$10,280,766	$10,280,766
Commercial real estate	1,649,776	-	-	1,619,795	1,619,795
Retail:
Consumer real estate	4,685,904	-	-	4,546,018	4,546,018
Permanent mortgage	435,176	-	-	400,970	400,970
Credit card & other	342,651	-	-	344,892	344,892
Total loans, net of unearned income and allowance for loan losses	17,476,260	-	-	17,192,441	17,192,441

Short-term financial assets:
Interest-bearing cash	602,836	602,836	-	-	602,836
Federal funds sold	114,479	-	114,479	-	114,479
Securities purchased under agreements to resell	615,773	-	615,773	-	615,773
Total short-term financial assets	1,333,088	602,836	730,252	-	1,333,088

Trading securities (a)	881,450	-	877,073	4,377	881,450
Loans held-for-sale	126,342	-	6,616	119,726	126,342
Securities available-for-sale (a) (b)	3,929,846	26,434	3,743,496	159,916	3,929,846
Securities held-to-maturity	14,320	-	-	15,349	15,349
Derivative assets (a)	104,365	4,361	100,004	-	104,365

Other assets:
Tax credit investments	91,507	-	-	55,406	55,406
Deferred compensation assets	29,399	29,399	-	-	29,399
Total other assets	120,906	29,399	-	55,406	84,805

Nonearning assets:
Cash & due from banks	300,811	300,811	-	-	300,811
Fixed income receivables	63,660	-	63,660	-	63,660
Accrued interest receivable	62,497	-	62,497	-	62,497
Total nonearning assets	426,968	300,811	126,157	-	426,968
Total assets	$24,413,545	$963,841	$5,583,598	$17,547,215	$24,094,654

Liabilities:
Deposits:
Defined maturity	$1,231,876	$-	$1,238,044	$-	$1,238,044
Undefined maturity	18,735,602	-	18,735,602	-	18,735,602
Total deposits	19,967,478	-	19,973,646	-	19,973,646

Trading liabilities (a)	566,019	-	566,019	-	566,019

Short-term financial liabilities:
Federal funds purchased	464,166	-	464,166	-	464,166
Securities sold under agreements to repurchase	338,133	-	338,133	-	338,133
Other short-term borrowings	137,861	-	137,861	-	137,861
Total short-term financial liabilities	940,160	-	940,160	-	940,160

Term borrowings:
Real estate investment trust-preferred	45,964	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	17,972	17,972
Borrowings secured by residential real estate	41,100	-	-	35,469	35,469
Other long term borrowings	1,210,112	-	1,193,482	-	1,193,482
Total term borrowings	1,315,176	-	1,193,482	102,791	1,296,273

Derivative liabilities (a)	108,339	3,527	100,002	4,810	108,339

Other noninterest-bearing liabilities:
Fixed income payables	23,072	-	23,072	-	23,072
Accrued interest payable	14,871	-	14,871	-	14,871
Total other noninterest-bearing liabilities	37,943	-	37,943	-	37,943
Total liabilities	$22,935,115	$3,527	$22,811,252	$107,601	$22,922,380

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $65.8 million.

	December 31, 2014
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,940,275	$-	$-	$8,902,045	$8,902,045
Commercial real estate	1,259,143	-	-	1,243,404	1,243,404
Retail:
Consumer real estate	4,935,060	-	-	4,747,761	4,747,761
Permanent mortgage	519,839	-	-	483,179	483,179
Credit card & other	343,401	-	-	345,198	345,198
Total loans, net of unearned income and allowance for loan losses	15,997,718	-	-	15,721,587	15,721,587

Short-term financial assets
Interest-bearing cash	1,621,967	1,621,967	-	-	1,621,967
Federal funds sold	63,080	-	63,080	-	63,080
Securities purchased under agreements to resell	659,154	-	659,154	-	659,154
Total short-term financial assets	2,344,201	1,621,967	722,234	-	2,344,201

Trading securities (a)	1,194,391	-	1,188,749	5,642	1,194,391
Loans held-for-sale (a)	141,285	-	3,322	137,963	141,285
Securities available-for-sale (a) (b)	3,556,613	26,264	3,371,236	159,113	3,556,613
Securities held-to-maturity	4,292	-	-	5,404	5,404
Derivative assets (a)	134,088	2,345	131,743	-	134,088

Other assets
Tax credit investments	82,907	-	-	65,314	65,314
Deferred compensation assets	25,665	25,665	-	-	25,665
Total other assets	108,572	25,665	-	65,314	90,979

Nonearning assets
Cash & due from banks	349,171	349,171	-	-	349,171
Fixed income receivables	42,488	-	42,488	-	42,488
Accrued interest receivable	67,301	-	67,301	-	67,301
Total nonearning assets	458,960	349,171	109,789	-	458,960
Total assets	$23,940,120	$2,025,412	$5,527,073	$16,095,023	$23,647,508

Liabilities:
Deposits:
Defined maturity	$1,276,938	$-	$1,282,833	$-	$1,282,833
Undefined maturity	16,792,001	-	16,792,001	-	16,792,001
Total deposits	18,068,939	-	18,074,834	-	18,074,834
Trading liabilities (a)	594,314	-	594,314	-	594,314
Short-term financial liabilities
Federal funds purchased	1,037,052	-	1,037,052	-	1,037,052
Securities sold under agreements to repurchase	562,214	-	562,214	-	562,214
Other short-term borrowings	157,218	-	157,218	-	157,218
Total short-term financial liabilities	1,756,484	-	1,756,484	-	1,756,484

Term borrowings
Real estate investment trust-preferred	45,896	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	18,049	18,049
Borrowings secured by residential real estate	65,612	-	-	56,623	56,623
Other long term borrowings	1,750,597	-	1,730,061	-	1,730,061
Total term borrowings	1,880,105	-	1,730,061	124,022	1,854,083

Derivative liabilities (a)	119,239	2,035	111,964	5,240	119,239

Other noninterest-bearing liabilities
Fixed income payables	18,157	-	18,157	-	18,157
Accrued interest payable	23,995	-	23,995	-	23,995
Total other noninterest-bearing liabilities	42,152	-	42,152	-	42,152
Total liabilities	$22,461,233	$2,035	$22,309,809	$129,262	$22,441,106

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $66.0 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Unfunded Commitments:
Loan commitments	$7,903,294	$7,231,879	$2,748	$2,358
Standby and other commitments	279,272	331,877	4,421	4,451